Financial Instruments (Details) - Schedule of Financial Instruments Carried at Fair Value Level 3 of the Fair Value Hierarchy - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Financial Instruments Carried at Fair Value Level3 of the Fair Value Hierarchy [Abstract]
Balance as beginning		$ 8,792
Arising from business combinations		5,196
Net changes in fair value (unrealized)		(786)
Payment		(3,644)
Balance as ending		$ 9,558